Bank Loans and issuance of Debt Securities - Summary of Unpaid Balance of Loan - Loans Contracted with Banking Institutions and Third Parties (Detail) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 24,355,166
Less - Current portion	(1,159,590)
Long-term borrowings (Note 16.a)	6,195,576	$ 4,437,043	$ 4,535,863
Long-term Debt and Payable [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	7,355,166	4,437,043	4,535,863
Unsecured Loan With MBJA In June 2007 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	218,176	206,107	215,269
Unsecured Loan With MBJA In February 2009 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	10,174	9,610	10,038
Unsecured Loan With GAP On January 19, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,905,101	1,799,717	1,879,717
Unsecured Loan With GAP On April 13, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,000,000
Unsecured Loan With GAP On February 15, 2016 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,905,101	1,799,717	1,879,717
Unsecured Loan With GAP On May 15, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	1,000,000
Unsecured Loan With MBJA on December 28, 2017 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	718,153	$ 621,891	$ 551,122
Unsecured Loan With MBJA On September 3, 2020 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Loans	$ 598,461